Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jul. 29, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 553		$ 1,285	$ 8,604	$ 2,824
Total borrowings	32,388		$ 28,561	$ 23,091
Net additional funding requirement	$ 0
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)	$ 0.012	$ 0.012
Computer equipment [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	3 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	5 years
Bottom of range [member]
Statement Line Items [Line Items]
Lease Commitments, Lease Terms (Month)	2 months
Bottom of range [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	3 years
Bottom of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	3 years 6 months
Top of range [member]
Statement Line Items [Line Items]
Lease Commitments, Lease Terms (Month)	8 years
Top of range [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	20 years
Top of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	10 years
Capitalised development expenditure [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	5 years
Capitalised development expenditure [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	10 years
Customer-related intangible assets [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	5 years
Customer-related intangible assets [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	10 years
Brand names [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	15 years
Brand names [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	25 years
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	15 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	5 years
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired				50.00%